Contracted concessional assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Movements of Contracted Concessional Assets [Abstract]
Contracted concessional financial assets	$ 1,169,216	$ 1,100,243
Total, beginning of period	8,924,272
Total, end of period	9,084,270	8,924,272
Cost [Member]
Movements of Contracted Concessional Assets [Abstract]
Total, beginning of period	10,067,596	10,126,023
Additions	15,426	6,346
Subtractions	(42,500)
Translation differences	593,247	(68,199)
Change in the scope of the consolidated financial statements		5,876
Reclassification and other movements		(2,450)
Total, end of period	10,633,769	10,067,596
Accumulated Amortization [Member]
Movements of Contracted Concessional Assets [Abstract]
Total, beginning of period	(1,143,324)	(825,126)
Additions	(309,846)	(332,925)
Translation differences	(96,329)	17,108
Change in the scope of the consolidated financial statements		(2,381)
Total, end of period	(1,549,499)	(1,143,324)
Contracted Concessional Assets [Member]
Movements of Contracted Concessional Assets [Abstract]
Contracted concessional financial assets	936,004	$ 928,720
Impairment loss	$ 0
Palmatir and Cadonal [Member]
Movements of Contracted Concessional Assets [Abstract]
Assumed percentage decrease in generation		5.00%
Assumed percentage increase in discount rate		0.50%
Palmatir and Cadonal [Member] | Bottom of Range [Member]
Movements of Contracted Concessional Assets [Abstract]
Discount rate		6.70%
Palmatir and Cadonal [Member] | Top of Range [Member]
Movements of Contracted Concessional Assets [Abstract]
Discount rate		7.00%
Cadonal [Member]
Movements of Contracted Concessional Assets [Abstract]
Impairment loss		$ 17,299
Recoverable amount of impairment loss		91,795
Additional impairment loss that could be recognised due to assumed percentage decrease in generation		5,000
Additional impairment loss that could be recognised due to assumed increase in discount rate		3,000
Palmatir [Member]
Movements of Contracted Concessional Assets [Abstract]
Impairment loss		3,101
Recoverable amount of impairment loss		123,912
Additional impairment loss that could be recognised due to assumed percentage decrease in generation		7,000
Additional impairment loss that could be recognised due to assumed increase in discount rate		$ 4,000
Solana [Member]
Movements of Contracted Concessional Assets [Abstract]
Assumed percentage decrease in generation	5.00%	5.00%
Additional impairment loss that could be recognised due to assumed percentage decrease in generation		$ 40,000
Assumed percentage increase in discount rate	0.50%	0.50%
Additional impairment loss that could be recognised due to assumed increase in discount rate		$ 30,000
Percentage recoverable amount exceeds carrying amount	7.00%	3.00%
Solana [Member] | Bottom of Range [Member]
Movements of Contracted Concessional Assets [Abstract]
Discount rate	4.70%	4.10%
Solana [Member] | Top of Range [Member]
Movements of Contracted Concessional Assets [Abstract]
Discount rate	5.00%	5.10%